Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
a)
Financial assets at fair value through profit or loss—Securities are presented in the following table:

	12/31/2021			12/31/2020
	Cost	Adjustments to Fair Value (in Income)	Fair value	Cost	Adjustments to Fair Value (in Income) (2)	Fair value
Investment funds	20,130	9	20,139	15,407	(1,203)	14,204
Brazilian government securities (1a)	223,529	(1,774)	221,755	284,280	1,605	285,885
Government securities – abroad (1b)	5,581	(20)	5,561	8,199	11	8,210
Argentina	901	29	930	1,480	18	1,498
Chile	839	(2)	837	839	1	840
Colombia	1,071	(12)	1,059	3,599	4	3,603
United States	2,706	(35)	2,671	2,096	(11)	2,085
Mexico	19	—	19	5	—	5
Paraguay	10	—	10	3	—	3
Peru	8	—	8	4	1	5
Uruguay	27	—	27	40	1	41
Italy	—	—	—	133	(3)	130
Corporate securities (1c)	116,346	(1,878)	114,468	78,113	(1,081)	77,032
Shares	20,293	(936)	19,357	20,063	(1,016)	19,047
Rural product note	6,752	100	6,852	2,371	(22)	2,349
Bank deposit certificates	150	—	150	729	—	729
Real estate receivables certificates	1,075	(63)	1,012	561	(13)	548
Debentures	66,730	(942)	65,788	30,022	(85)	29,937
Eurobonds and other	5,293	(40)	5,253	2,341	42	2,383
Financial bills	10,128	(17)	10,111	15,784	(1)	15,783
Promissory and commercial notes	4,655	29	4,684	5,588	28	5,616
Other	1,270	(9)	1,261	654	(14)	640

Total	365,586	(3,663)	361,923	385,999	(668)	385,331

(1)
Financial assets at fair value through profit or loss – Securities pledged as Guarantee of Funding of Financial Institutions and Customers were: a) R$ 50,116 (R$ 12,181 at 12/31/2020), b) R$ 171 (R$ 765 at 12/31/2020) and c) R$ 15,984 (R$ 8,556 at 12/31/2020), totaling R$ 66,271 (R$ 21,502 at 12/31/2020).

(2)
In the period, the result of Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the
COVID-19
pandemic on the macroeconomic scenario in the period (Note 33a).

Summary of Cost and Fair Value of Financial Assets Held for Trading by Maturity
The cost and fair value per maturity of Financial Assets at Fair Value Through Profit or Loss - Securities were as follows:

	12/31/2021		12/31/2020
	Cost	Fair value	Cost	Fair value
Current	78,151	77,057	152,413	150,298
Non-stated maturity	33,781	32,853	35,470	33,251
Up to one year	44,370	44,204	116,943	117,047
Non-current	287,435	284,866	233,586	235,033
From one to five years	212,424	211,325	175,530	176,651
From five to ten years	51,434	50,688	37,783	37,600
After ten years	23,577	22,853	20,273	20,782

Total	365,586	361,923	385,999	385,331

Summary of Financial Assets Designated at Fair Value Through Profit or Loss
b)
Financial assets designated at fair value through profit or loss - Securities are presented in the following table:

	12/31/2021
	Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	3,075	(31)	3,044

Total	3,075	(31)	3,044

	12/31/2020
	Cost	Adjustments to Fair Value (in Income)	Fair value
Brazilian external debt bonds	3,699	41	3,740

Total	3,699	41	3,740

Summary of Cost and Fair Value by Maturity of Financial Assets Designated as Fair Value Through Profit or Loss
The cost and fair value by maturity of financial assets designated as fair value through profit or loss - Securities were as follows:

	12/31/2021		12/31/2020
	Cost	Fair value	Cost	Fair value
Current	1,474	1,458	1,806	1,826
Up to one year	1,474	1,458	1,806	1,826
Non-current	1,601	1,586	1,893	1,914
From one to five years	1,601	1,586	1,893	1,914

Total	3,075	3,044	3,699	3,740